SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION

year ended December 31, 2018	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Energy	Corporate[1]		Total
(millions of Canadian $)

Revenues	4,038	4,314	619	2,584	2,124	—		13,679
Intersegment revenues	—	162	—	—	56	(218)	[2]	—
	4,038	4,476	619	2,584	2,180	(218)		13,679
Income from equity investments	12	256	22	64	355	5	[3]	714
Plant operating costs and other	(1,405)	(1,368)	(34)	(630)	(313)	159	[2]	(3,591)
Commodity purchases resold	—	—	—	—	(1,488)	—		(1,488)
Property taxes	(266)	(199)	—	(98)	(6)	—		(569)
Depreciation and amortization	(1,129)	(664)	(97)	(341)	(119)	—		(2,350)
Goodwill and other asset impairment charges	—	(801)	—	—	—	—		(801)
Gain on sale of assets	—	—	—	—	170	—		170
Segmented earnings/(losses)	1,250	1,700	510	1,579	779	(54)		5,764
Interest expense								(2,265)
Allowance for funds used during construction								526
Interest income and other[3]								(76)
Income before income taxes								3,949
Income tax expense								(432)
Net income								3,517
Net loss attributable to non-controlling interests								185
Net income attributable to controlling interests								3,702
Preferred share dividends								(163)
Net income attributable to common shares								3,539

Capital spending
Capital expenditures	2,442	5,591	463	110	767	45		9,418
Capital projects in development	36	1	—	459	—	—		496
Contributions to equity investments	—	179	334	12	490	—		1,015
	2,478	5,771	797	581	1,257	45		10,929

1	Includes intersegment eliminations.

2
The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Plant operating costs and other in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.

3
Income from equity investments includes foreign exchange gains on the Company's inter-affiliate loan with Sur de Texas. The offsetting foreign exchange losses on the inter-affiliate loan are included in Interest income and other. The peso-denominated loan to the Sur de Texas joint venture represents the Company's proportionate share of long-term debt financing for this joint venture. Refer to Note 9, Equity investments, for further information.

year ended December 31, 2017	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Energy	Corporate[1]		Total
(millions of Canadian $)

Revenues	3,693	3,584	570	2,009	3,593	—		13,449
Intersegment revenues	—	51	—	—	—	(51)	[2]	—
	3,693	3,635	570	2,009	3,593	(51)		13,449
Income/(loss) from equity investments	11	240	(9)	(3)	471	63	[3]	773
Plant operating costs and other	(1,300)	(1,340)	(42)	(623)	(550)	(51)	[2]	(3,906)
Commodity purchases resold	—	—	—	—	(2,382)	—		(2,382)
Property taxes	(260)	(181)	—	(89)	(39)	—		(569)
Depreciation and amortization	(908)	(594)	(93)	(309)	(151)	—		(2,055)
Goodwill and other asset impairment charges	—	—	—	(1,236)	(21)	—		(1,257)
Gain on sale of assets	—	—	—	—	631	—		631
Segmented earnings/(losses)	1,236	1,760	426	(251)	1,552	(39)		4,684
Interest expense								(2,069)
Allowance for funds used during construction								507
Interest income and other[3]								184
Income before income taxes								3,306
Income tax recovery								89
Net income								3,395
Net income attributable to non-controlling interests								(238)
Net income attributable to controlling interests								3,157
Preferred share dividends								(160)
Net income attributable to common shares								2,997

Capital spending
Capital expenditures	2,106	3,712	833	341	350	41		7,383
Capital projects in development	75	—	—	71	—	—		146
Contributions to equity investments	—	118	1,121	117	325	—		1,681
	2,181	3,830	1,954	529	675	41		9,210

1	Includes intersegment eliminations.

2
The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Plant operating costs and other in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.

3
Income/(loss) from equity investments includes foreign exchange gains on the Company's inter-affiliate loan with Sur de Texas. The offsetting foreign exchange losses on the inter-affiliate loan are included in Interest income and other. The peso-denominated loan to the Sur de Texas joint venture represents the Company's proportionate share of long-term debt financing for this joint venture. Refer to Note 9, Equity investments, for further information.

year ended December 31, 2016	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Energy	Corporate[1]		Total
(millions of Canadian $)

Revenues	3,682	2,526	378	1,755	4,206	—		12,547
Intersegment revenues	—	56	—	—	—	(56)	[2]	—
	3,682	2,582	378	1,755	4,206	(56)		12,547
Income/(loss) from equity investments	12	214	(3)	(1)	292	—		514
Plant operating costs and other	(1,245)	(1,057)	(43)	(568)	(884)	(64)	[2]	(3,861)
Commodity purchases resold	—	—	—	—	(2,172)	—		(2,172)
Property taxes	(267)	(120)	—	(88)	(80)	—		(555)
Depreciation and amortization	(875)	(425)	(45)	(292)	(302)	—		(1,939)
Goodwill and other asset impairment charges	—	—	—	—	(1,388)	—		(1,388)
Loss on assets held for sale/sold	—	(4)	—	—	(829)	—		(833)
Segmented earnings/(losses)	1,307	1,190	287	806	(1,157)	(120)		2,313
Interest expense								(1,998)
Allowance for funds used during construction								419
Interest income and other								103
Income before income taxes								837
Income tax expense								(352)
Net income								485
Net income attributable to non-controlling interests								(252)
Net income attributable to controlling interests								233
Preferred share dividends								(109)
Net income attributable to common shares								124

Capital spending
Capital expenditures	1,372	1,517	944	668	473	33		5,007
Capital projects in development	153	—	—	142	—	—		295
Contributions to equity investments	—	5	198	327	235	—		765
	1,525	1,522	1,142	1,137	708	33		6,067

1	Includes intersegment eliminations.

2
The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Plant operating costs and other in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.

at December 31	2018	2017
(millions of Canadian $)

Total Assets by segment
Canadian Natural Gas Pipelines	18,407	16,904
U.S. Natural Gas Pipelines	44,115	35,898
Mexico Natural Gas Pipelines	7,058	5,716
Liquids Pipelines	17,352	15,438
Energy	8,475	8,503
Corporate	3,513	3,642
	98,920	86,101

Geographic Information

year ended December 31	2018	2017	2016
(millions of Canadian $)

Revenues
Canada – domestic	4,187	3,618	3,697
Canada – export	1,075	1,255	1,177
United States	7,798	8,006	7,295
Mexico	619	570	378
	13,679	13,449	12,547

at December 31	2018	2017
(millions of Canadian $)

Plant, Property and Equipment
Canada	23,226	21,632
United States	37,385	30,693
Mexico	5,892	4,952
	66,503	57,277